Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive “compensation actually paid” and certain financial performance of the Company.

Year (a)	Summary Compensation Table Total for PEO (Argrett)(1) (b)	Compensation Actually Paid to PEO (Argrett)(2) (c)	Average Summary Compensation Table Total for Non-PEO NEOs(3) (d)	Average Compensation Actually Paid to Non-PEO NEOs(4) (e)	Value of Initial Fixed $100 Investment Based On Total Stockholder Return(5) (f)	Net Income(6) (g)
2024	$908,464	$910,029	$412,774	$530,893	$37	$1,926,000
2023	$1,043,259	$973,015	$438,362	$418,349	$37	$4,514,000
2022	$1,032,713	$961,340	$427,550	$408,075	$44	$5,636,000

(1)
The dollar amounts reported in column (b) represent the amount reported for Mr. Argrett (the Company’s Chief Executive Officer)  for each of the corresponding years in the “Total” column of our Summary Compensation Table.

(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Argrett as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the total compensation actually realized or received by our CEO. In accordance with these rules, these amounts reflect “Total Compensation” as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid to PEO	2024
Argrett
Summary Compensation Table Total	$908,464
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	$(153,171)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	$176,340
Plus, fair value as of vesting date of equity awards granted and vested in the year	—
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	$1,628
Plus (less), change in fair value from prior year end to vesting date of equity awards granted in prior years that vested in the year	$(23,232)
Less, prior year-end fair value for any equity awards forfeited in the year	—
Plus, dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the SCT Total for the covered fiscal year	—
Compensation Actually Paid to PEO	$910,029

(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding the PEO) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for these purposes in each applicable year are as follows: (i) for 2024, Mr. Ibrahim and Ms. McCloud and (ii) for 2023 and 2022, Ms. Battey and Ms. McCloud.

(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding the PEO), as computed in accordance with Item 402(v) of Regulation S-K. In accordance with these rules, these amounts reflect average “Total Compensation” as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Average Compensation Actually Paid to Non-PEO NEOs	2024
Average Summary Compensation Table Total	$412,774
Less, average value of Stock Awards reported in Summary Compensation Table	$(108,809)
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	$230,908
Plus, average fair value as of vesting date of equity awards granted and vested in the year	—
Plus (less), average year over year change in fair value of outstanding and unvested equity awards granted in prior years	$568
Plus (less), average change in fair value from prior year end to vesting date of equity awards granted in prior years that vested in the year	$(4,548)
Less, average prior year-end fair value for any equity awards forfeited in the year	—
Plus, average dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the SCT Total for the covered fiscal year	—
Average Compensation Actually Paid to Non-PEO NEOs	$530,893

(5)
Total Stockholder Return (TSR) is calculated by dividing (a) the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the Company’s share price at the end of each fiscal year shown and the beginning of the measurement period, and the beginning of the measurement period by (b) the Company’s share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is December 31, 2021.

(6)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

Named Executive Officers, Footnote [Text Block]
(1)
The dollar amounts reported in column (b) represent the amount reported for Mr. Argrett (the Company’s Chief Executive Officer)  for each of the corresponding years in the “Total” column of our Summary Compensation Table.

(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding the PEO) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for these purposes in each applicable year are as follows: (i) for 2024, Mr. Ibrahim and Ms. McCloud and (ii) for 2023 and 2022, Ms. Battey and Ms. McCloud.

PEO Total Compensation Amount	$ 908,464	$ 1,043,259	$ 1,032,713
PEO Actually Paid Compensation Amount	$ 910,029	973,015	961,340
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Argrett as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the total compensation actually realized or received by our CEO. In accordance with these rules, these amounts reflect “Total Compensation” as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid to PEO	2024
Argrett
Summary Compensation Table Total	$908,464
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	$(153,171)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	$176,340
Plus, fair value as of vesting date of equity awards granted and vested in the year	—
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	$1,628
Plus (less), change in fair value from prior year end to vesting date of equity awards granted in prior years that vested in the year	$(23,232)
Less, prior year-end fair value for any equity awards forfeited in the year	—
Plus, dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the SCT Total for the covered fiscal year	—
Compensation Actually Paid to PEO	$910,029

Non-PEO NEO Average Total Compensation Amount	$ 412,774	438,362	427,550
Non-PEO NEO Average Compensation Actually Paid Amount	$ 530,893	418,349	408,075
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding the PEO), as computed in accordance with Item 402(v) of Regulation S-K. In accordance with these rules, these amounts reflect average “Total Compensation” as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Average Compensation Actually Paid to Non-PEO NEOs	2024
Average Summary Compensation Table Total	$412,774
Less, average value of Stock Awards reported in Summary Compensation Table	$(108,809)
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	$230,908
Plus, average fair value as of vesting date of equity awards granted and vested in the year	—
Plus (less), average year over year change in fair value of outstanding and unvested equity awards granted in prior years	$568
Plus (less), average change in fair value from prior year end to vesting date of equity awards granted in prior years that vested in the year	$(4,548)
Less, average prior year-end fair value for any equity awards forfeited in the year	—
Plus, average dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the SCT Total for the covered fiscal year	—
Average Compensation Actually Paid to Non-PEO NEOs	$530,893

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation Actually Paid and Cumulative TSR
Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid and Net Income
Total Shareholder Return Amount	$ 37	37	44
Net Income	$ 1,926,000	$ 4,514,000	$ 5,636,000
PEO Name	Mr. Argrett	Mr. Argrett	Mr. Argrett
PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (153,171)
PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	176,340
PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,628
PEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(23,232)
PEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(108,809)
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	230,908
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	568
Non-PEO NEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,548)
Non-PEO NEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Non-PEO NEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0